MASTER TRUST - Plan's Interest (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,886,146,211	$ 4,431,628,955
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	4,886,146,211	4,431,628,955
Investments at contract value	275,010,684	292,899,727
Total investments	5,161,156,895	4,724,528,682
Master Trust | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	3,923,794,692	3,463,633,998
Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	2,627,930	2,788,916
Investments at contract value	110,603	59,719
Total investments	2,738,533	2,848,635
Plan Interest | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	259,843	350,479
Plan Interest | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	440,167	670,396
Plan Interest | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,927,920	$ 1,768,041